SHORT-TERM BANK BORROWING AND LONG-TERM DEBT (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended				12 Months Ended
	Sep. 27, 2016 JPY (¥)	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2019 JPY (¥) Lender	Mar. 31, 2018 JPY (¥) Lender	Mar. 31, 2017 JPY (¥) shares	Dec. 05, 2017 JPY (¥)	Mar. 31, 2017 $ / shares	Jul. 26, 2016 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Dec. 28, 2012 JPY (¥)
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Short-term bank borrowing						¥ 1,100,000	¥ 1,500,000
Weighted-average interest rate of short-term debt (as a percent)						0.57%	0.60%
Long-term debt						¥ 5,555,641	¥ 6,084,665
Less: current portion						2,194,592	977,270
Long-term debt, non current portion						3,361,049	5,107,395
Aggregate annual maturities of long-term debt
2020						2,194,592
2021						2,824,931
2022						339,707
2023						155,628
2024						40,783
Long-term debt						5,555,641	6,084,665
Proceeds from long-term bank borrowings						400,000	200,000	¥ 1,855,897
Borrowing from bank						¥ 1,590,000	¥ 3,300,000
Convertible notes issued					¥ 2,500,000			2,500,000
Conversion price (in Japanese yen per share) | (per share)					¥ 813					$ 813
Conversion ratio (as a percentage)		101.5	101.0	100.5		110.0
Amount recognized in additional paid-in capital for convertible notes						¥ 144,526
Face amount of notes converted								¥ 1,250
Converted equity shares | shares								1,537,502
Increase in Common Stock from conversion of convertible notes								¥ 1,344,715
Number of consecutive fiscal years ordinary losses recorded under Japanese GAAP							2 years
Borrowing from a bank						1,402,127	¥ 1,561,761
Assets pledged						6,977,016	5,867,416
Short-term loan
Aggregate annual maturities of long-term debt
Face amount									¥ 500,000
Assets pledged							848,700
Common Stock
Aggregate annual maturities of long-term debt
Increase in Common Stock from conversion of convertible notes								625,000
Conversion of convertible notes, net of issuance costs								619,443
Issuance cost								¥ 5,557
Revolving credit facility
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Long-term debt						1,100,000
Aggregate annual maturities of long-term debt
Long-term debt						1,100,000
Maximum borrowing capacity						1,700,000	1,300,000							¥ 1,000,000
Balance of borrowings						¥ 1,100,000	1,000,000
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets						75.00%
Net assets on a stand-alone basis							7,187,629
Net assets on a consolidated basis							4,353,601
Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity	¥ 1,300,000
Balance of borrowings						¥ 867,234
Syndicated loan arrangement entered into on July 26, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity											¥ 1,000,000
Syndicated loan arrangement entered into on September 27, 2016
Aggregate annual maturities of long-term debt
Maximum borrowing capacity	¥ 300,000
Agreement Term	6 years
Bank overdraft
Aggregate annual maturities of long-term debt
Maximum borrowing capacity							¥ 90,000
Agreement Term							1 year
Amount borrowed						¥ 90,000
Unutilized balance							¥ 90,000
Secured by equity securities, various rates, and various maturities due 2020
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)						0.40%	0.40%
Long-term debt						¥ 1,402,127	¥ 1,566,021
Aggregate annual maturities of long-term debt
Long-term debt						¥ 1,402,127	¥ 1,566,021
Unsecured, various rates and various maturities, due 2019 through 2023
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)						0.40%	0.90%
Long-term debt						¥ 2,827,523	¥ 3,171,581
Aggregate annual maturities of long-term debt
Long-term debt						¥ 2,827,523	¥ 3,171,581
Short-term loan
Aggregate annual maturities of long-term debt
Number of lenders | Lender						4	3
Outstanding amount of bank borrowing						¥ 5,329,650	¥ 6,237,602
Maximum borrowing capacity						867,234
Bank Borrowings One
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Long-term debt						867,234
Aggregate annual maturities of long-term debt
Long-term debt						¥ 867,234
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets												75.00%
Net assets on a stand-alone basis												¥ 5,187,455
Net assets on a consolidated basis												¥ 4,655,957
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants						2 years
Bank Borrowings Two
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Long-term debt						¥ 1,402,127
Aggregate annual maturities of long-term debt
Long-term debt						¥ 1,402,127
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets						75.00%
Net assets on a stand-alone basis													¥ 5,032,824
Net assets on a consolidated basis													5,220,772
Bank Borrowings Three
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Long-term debt						¥ 1,402,127
Aggregate annual maturities of long-term debt
Long-term debt						¥ 1,402,127
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets						75.00%
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants						2 years
Bank Borrowings Three | Syndicated loan arrangement entered into on July 26, 2016 and September 27, 2016
Aggregate annual maturities of long-term debt
Net assets under Japanese GAAP													¥ 5,220,772
Capital lease obligations, due 2019 through 2023
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)						3.60%	3.70%
Long-term debt						¥ 93,249	¥ 137,941
Aggregate annual maturities of long-term debt
Long-term debt						93,249	137,941
Zero coupon convertible bonds, due 2019
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT
Long-term debt						1,232,742	1,209,122
Aggregate annual maturities of long-term debt
Long-term debt						¥ 1,232,742	¥ 1,209,122
Convertible bonds, rate (as a percentage)							0.60%